Fair Value Measurement (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Loan Loss Reserve Church Bonds	$ 558,000	$ 458,000	$ 458,000
Real Estate Impairement Charge	$ 0	$ 114,787